Mar. 28, 2025
Day Hagan Smart Sector International ETF
Day Hagan Smart Sector International ETF
Principal Investment Strategy
“The Fund’s investment advisor, Day Hagan Asset Management (the “Advisor”), actively manages the Fund’s portfolio using proprietary investment models.

Day Hagan/Ned Davis Research Smart Sector International ETF

NYSE Arca Ticker: SSXU

(the “Fund”)

March 28, 2025

The information in this Supplement amends certain information contained in the Fund’s current Summary Prospectus, dated September 1, 2024, and should be read in conjunction with such Summary Prospectus.

Effective on or about April 25, 2025, the name of the Fund will be changed as set forth below, and all references to the Fund name within the Summary Prospectus will reflect the change:

OLD NAME Day Hagan/Ned Davis Research Smart Sector International ETF	NEW NAME Day Hagan Smart Sector International ETF

Also, effective on or about April 25, 2025, the first sentence under the section of the Fund’s Summary Prospectus entitled “FUND SUMMARY – Principal Investment Strategy” is replaced with the following:

“The Fund’s investment advisor, Day Hagan Asset Management (the “Advisor”), actively manages the Fund’s portfolio using proprietary investment models.

You should read this Supplement in conjunction with the Prospectus, Summary Prospectus and Statement of Additional Information, each dated September 1, 2024, which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at 1-800-594-7930 or by writing to the Funds at 36 North New York Avenue, Huntington, NY 11743.

Please retain this Supplement for future reference.

Day Hagan Smart Sector ETF
Day Hagan Smart Sector ETF
Principal Investment Strategy
“The Fund’s investment advisor, Day Hagan Asset Management (the “Advisor”), actively manages the Fund’s portfolio using proprietary investment models.”

Day Hagan/Ned Davis Research Smart Sector ETF

NYSE Arca Ticker: SSUS

(the “Fund”)

March 28, 2025

The information in this Supplement amends certain information contained in the Fund’s current Summary Prospectus, dated November 26, 2024, and should be read in conjunction with such Summary Prospectus.

Effective on or about April 25, 2025, the name of the Fund will be changed as set forth below, and all references to the Fund name within the Summary Prospectus will reflect the change:

OLD NAME	NEW NAME
Day Hagan/Ned Davis Research Smart Sector ETF	Day Hagan Smart Sector ETF

Also, effective on or about April 25, 2025, the first sentence under the section of the Fund’s Summary Prospectus entitled “FUND SUMMARY – Principal Investment Strategy” is replaced with the following:

“The Fund’s investment advisor, Day Hagan Asset Management (the “Advisor”), actively manages the Fund’s portfolio using proprietary investment models.”

You should read this Supplement in conjunction with the Prospectus, Summary Prospectus and Statement of Additional Information, each dated November 26, 2024, which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at 1-800-594-7930 or by writing to the Funds at 36 North New York Avenue, Huntington, NY 11743.

Please retain this Supplement for future reference.

Day Hagan Smart Sector Fixed Income ETF
Day Hagan Smart Sector Fixed Income ETF
Principal Investment Strategy
“The Fund’s investment advisor, Day Hagan Asset Management (the “Advisor”), actively manages the Fund’s portfolio using proprietary investment models.”

Day Hagan/Ned Davis Research Smart Sector Fixed Income ETF
NYSE Arca Ticker: SSFI

(the “Fund”)

March 28, 2025

The information in this Supplement amends certain information contained in the Fund’s current Summary Prospectus, dated September 1, 2024, and should be read in conjunction with such Summary Prospectus.

Effective on or about April 25, 2025, the name of the Fund will be changed as set forth below, and all references to the Fund name within the Summary Prospectus will reflect the change:

OLD NAME	NEW NAME
Day Hagan/Ned Davis Research Smart Sector Fixed Income ETF	Day Hagan Smart Sector Fixed Income ETF

Also, effective on or about April 25, 2025, the first sentence under the section of the Fund’s Summary Prospectus entitled “FUND SUMMARY – Principal Investment Strategy” is replaced with the following:

“The Fund’s investment advisor, Day Hagan Asset Management (the “Advisor”), actively manages the Fund’s portfolio using proprietary investment models.”

You should read this Supplement in conjunction with the Prospectus, Summary Prospectus and Statement of Additional Information, each dated September 1, 2024, which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at 1-800-594-7930 or by writing to the Funds at 36 North New York Avenue, Huntington, NY 11743.

Please retain this Supplement for future reference.